Operating Expenses	12 Months Ended
Dec. 31, 2015
Other Income and Expenses [Abstract]
Operating Expenses

Note 21. Operating Expenses

Selling expenses for the years ended December 31, 2015 and 2014 were comprised of the following:

	December 31,
	2015	2014
Personnel	$4,906	$5,318
Shipping and Handling	11,202	7,994
Sales commissions	4,073	2,652
Allowance for doubtful accounts and write-off’s	1,286	20
Services	1,735	970
Packaging	1,092	929
Other Selling Expenses	3,285	4,854
Total Selling Expense	$27,579	$22,737

General and administrative expenses for the years ended December 31, 2015 and 2014 were comprised of the following:

	December 31,
	2015	2014
Personnel	$4,359	$4,454
Professional Fees	3,645	3,070
Taxes	1,530	582
Services	2,462	2,315
Depreciation and Amortization	2,303	1,315
Other expenses	4,621	4,591
Total General and administrative expenses	$18,920	$16,327